UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Global Small Cap Fund
(formerly DWS Global Small Cap Fund)
	Shares	Value ($)
Common Stocks 97.7%
Australia 0.4%
Austal Ltd.* (Cost $2,394,918)	1,805,595	1,975,842
Bermuda 1.0%
Lazard Ltd. "A" (Cost $2,691,345)	105,495	5,517,389
Canada 2.4%
Quebecor, Inc. "B"	258,140	6,264,396
SunOpta, Inc.*	557,205	6,887,054

(Cost $10,777,681)		13,151,450
China 1.4%
Charm Communications, Inc. (ADR)*	281,106	1,259,355
Minth Group Ltd. (a)	3,201,200	6,140,458

(Cost $4,107,666)		7,399,813
Cyprus 0.8%
ProSafe SE (Cost $4,937,308)	595,620	4,420,585
Denmark 1.0%
GN Store Nord AS (Cost $2,873,716)	207,960	5,319,358
Finland 0.7%
Cramo Oyj (Cost $4,119,183)	188,506	3,841,239
France 2.0%
Flamel Technologies SA (ADR)*	487,632	6,500,134
JC Decaux SA (a)	128,558	4,401,795

(Cost $9,055,587)		10,901,929
Germany 4.4%
M.A.X. Automation AG	605,286	3,120,156
Patrizia Immobilien AG	231,929	2,588,689
Rational AG (a)	13,276	4,312,041
United Internet AG (Registered)	224,293	8,990,655
Vib Vermoegen AG	237,113	4,527,592

(Cost $11,606,083)		23,539,133
Hong Kong 5.8%
Hong Kong Television Network Ltd.*	4,491,428	1,518,332
K Wah International Holdings Ltd. (a)	10,829,040	7,898,188
Playmates Toys Ltd.	11,501,099	5,029,087
REXLot Holdings Ltd. (a)	66,230,018	6,885,066
Sun Hung Kai & Co., Ltd.	4,969,691	4,221,492
Techtronic Industries Co., Ltd.	1,829,264	5,506,945

(Cost $20,024,094)		31,059,110
Indonesia 0.8%
PT Arwana Citramulia Tbk (Cost $3,625,350)	51,516,425	4,492,842
Ireland 2.9%
C&C Group PLC (b)	553,012	3,137,515
C&C Group PLC (b)	12,870	72,964
Paddy Power PLC (b)	1,791	127,098
Paddy Power PLC (b)	76,996	5,427,315
Ryanair Holdings PLC*	725,360	6,592,484

(Cost $3,849,652)		15,357,376
Italy 0.8%
Prysmian SpA (Cost $4,011,667)	201,248	4,270,268
Japan 6.8%
Ai Holdings Corp.	259,889	4,821,595
Avex Group Holdings, Inc.	265,165	4,539,115
Kusuri No Aoki Co., Ltd.	183,266	6,256,674
MISUMI Group, Inc.	100,923	3,227,388
Nippon Seiki Co., Ltd.	386,051	7,613,553
United Arrows Ltd.	102,511	4,022,472
Universal Entertainment Corp. (a)	180,351	3,146,289
UT Holdings Co., Ltd.	511,408	2,977,425

(Cost $27,568,357)		36,604,511
Malaysia 1.4%
Hartalega Holdings Bhd.	1,936,215	4,004,864
Tune Ins Holdings Bhd.	5,076,508	3,694,807

(Cost $5,072,528)		7,699,671
Netherlands 3.9%
Brunel International NV (a)	179,778	4,698,752
Chicago Bridge & Iron Co. NV (c)	48,364	2,868,952
Constellium NV "A"* (c)	306,710	8,888,456
SBM Offshore NV*	337,709	4,520,960

(Cost $15,985,539)		20,977,120
Panama 0.9%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $3,889,734)	162,554	4,826,228
Philippines 1.0%
Alliance Global Group, Inc. (Cost $3,049,009)	8,639,008	5,184,012
Singapore 1.8%
Lian Beng Group Ltd.	12,073,935	6,931,542
UE E&C Ltd.	3,088,789	2,935,417

(Cost $7,067,343)		9,866,959
Switzerland 1.1%
Dufry AG (Registered)* (a) (Cost $4,314,345)	36,051	6,173,269
Taiwan 0.6%
Kinpo Electronics* (Cost $2,896,824)	7,201,956	3,065,456
Thailand 0.5%
Malee Sampran PCL (Foreign Registered) (Cost $3,855,173)	2,320,430	2,709,938
United Kingdom 12.5%
Arrow Global Group PLC*	1,344,983	5,492,901
Babcock International Group PLC	462,177	8,559,282
Clinigen Group PLC	374,714	2,335,412
Crest Nicholson Holdings PLC	879,778	5,206,784
Domino's Pizza Group PLC	344,337	3,170,917
Hargreaves Lansdown PLC	254,277	4,367,948
HellermannTyton Group PLC	879,499	4,634,539
Howden Joinery Group PLC	805,723	4,595,968
IG Group Holdings PLC	404,474	4,160,507
Jardine Lloyd Thompson Group PLC	198,078	3,433,813
John Wood Group PLC	291,141	3,667,443
Monitise PLC*	2,794,453	2,145,033
Nanoco Group PLC*	1,367,644	2,127,030
Polypipe Group PLC*	1,140,202	4,731,790
Rotork PLC	103,341	4,810,857
Spirax-Sarco Engineering PLC	78,547	3,595,685

(Cost $48,320,800)		67,035,909
United States 42.8%
Advance Auto Parts, Inc.	38,553	4,669,154
Affiliated Managers Group, Inc.*	27,806	5,540,345
Altra Industrial Motion Corp. (a)	108,949	3,415,551
BE Aerospace, Inc.*	46,199	3,933,383
Cancer Genetics, Inc.* (a)	185,961	1,922,837
Cardtronics, Inc.*	113,503	4,376,676
Chart Industries, Inc.* (a)	45,544	3,463,621
Cognex Corp.*	81,101	3,323,519
CONMED Corp.	76,928	3,000,192
Dresser-Rand Group, Inc.*	58,819	3,500,319
Encore Capital Group, Inc.* (a)	121,672	5,168,627
Financial Engines, Inc. (a)	52,186	2,032,645
Fox Factory Holding Corp.* (a)	290,309	4,319,798
Furiex Pharmaceuticals, Inc.*	39,751	388,367
Gentherm, Inc.*	79,651	3,333,394
Hain Celestial Group, Inc.*	35,126	3,003,273
Harris Corp.	62,855	4,291,111
HeartWare International, Inc.*	43,023	3,622,967
Imperva, Inc.* (a)	89,519	1,984,636
Jack in the Box, Inc.	64,434	3,684,980
Jarden Corp.*	74,261	4,151,190
Kindred Healthcare, Inc.	206,418	4,933,390
Leucadia National Corp.	179,837	4,443,772
Manitowoc Co., Inc.	177,712	4,720,031
Middleby Corp.*	60,426	4,402,638
Molina Healthcare, Inc.* (a)	128,582	5,252,575
NOW, Inc.* (a)	87,304	2,810,316
Oasis Petroleum, Inc.*	63,540	3,396,213
Ocwen Financial Corp.* (a)	146,699	4,425,909
Oil States International, Inc.*	51,647	3,165,445
Orexigen Therapeutics, Inc.* (a)	311,447	1,554,121
Pacira Pharmaceuticals, Inc.*	36,194	3,329,848
PAREXEL International Corp.*	82,386	4,412,594
Primoris Services Corp.	154,417	3,687,478
Providence Service Corp.*	140,878	5,580,178
PTC Therapeutics, Inc.*	50,863	1,343,800
PTC, Inc.*	97,938	3,521,850
Retrophin, Inc.*	223,500	2,373,570
Roadrunner Transportation Systems, Inc.*	150,023	3,771,578
Sinclair Broadcast Group, Inc. "A" (a)	165,415	5,344,559
Sunesis Pharmaceuticals, Inc.* (a)	97,527	641,728
Sunshine Heart, Inc.*	481,643	2,398,582
Synta Pharmaceuticals Corp.*	387,463	1,530,479
Tenneco, Inc.*	96,229	6,129,787
The Bancorp., Inc.*	209,911	1,994,154
The WhiteWave Foods Co.*	136,492	4,066,097
Thoratec Corp.*	170,849	5,552,592
TIBCO Software, Inc.*	131,756	2,542,891
TiVo, Inc.*	295,594	3,978,695
TriNet Group, Inc.*	137,014	3,206,128
Tristate Capital Holdings, Inc.*	243,498	2,383,845
Ultra Clean Holdings, Inc.*	319,677	2,771,600
United Rentals, Inc.* (a)	64,940	6,877,146
Urban Outfitters, Inc.*	130,761	4,672,090
VeriFone Systems, Inc.*	160,067	5,363,845
WABCO Holdings, Inc.*	58,312	5,684,254
Waddell & Reed Financial, Inc. "A"	108,010	5,701,848
WageWorks, Inc.* (a)	91,919	3,836,699
Zeltiq Aesthetics, Inc.* (a)	436,424	8,833,222
Zions Bancorp. (a)	146,357	4,218,009
Zoe's Kitchen, Inc.* (a)	87,751	2,545,656

(Cost $179,918,012)		230,525,797

Total Common Stocks (Cost $386,011,914)		525,915,204
Rights 0.0%
Germany
Patrizia Immobilien AG Expiration Date 8/7/2014* (Cost $237,499)	23,193	258,701
Warrants 0.1%
Malaysia 0.0%
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	219,112	167,968
United States 0.1%
Sunesis Pharmaceuticals, Inc.:
Series A, Expiration Date 3/31/2016*	95,310	247,806
Series B, Expiration Date 3/31/2016*	95,310	223,978

(Cost $260,196)		471,784

Total Warrants (Cost $260,196)		639,752
Securities Lending Collateral 13.1%
Daily Assets Fund Institutional, 0.10% (d) (e) (Cost $70,442,095)	70,442,095	70,442,095
Cash Equivalents 1.8%
Central Cash Management Fund, 0.06% (d) (Cost $9,677,548)	9,677,548	9,677,548

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $466,629,252) †	112.7	606,933,300
Other Assets and Liabilities, Net	(12.7)	(68,552,372)

Net Assets	100.0	538,380,928

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $468,892,047.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $138,041,253.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $166,315,648 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,274,395.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $63,550,619, which is 11.8% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At July 31, 2014 the Deutsche Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Rights & Warrants
Industrials	130,591,911	24.8%
Consumer Discretionary	122,944,278	23.3%
Financials	86,897,409	16.5%
Health Care	75,470,562	14.3%
Information Technology	53,216,561	10.1%
Consumer Staples	26,133,515	5.0%
Energy	22,670,965	4.3%
Materials	8,888,456	1.7%
Total	526,813,657	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,975,842	$—	$1,975,842
Bermuda	5,517,389	—	—	5,517,389
Canada	13,151,450	—	—	13,151,450
China	1,259,355	6,140,458	—	7,399,813
Cyprus	—	4,420,585	—	4,420,585
Denmark	—	5,319,358	—	5,319,358
Finland	—	3,841,239	—	3,841,239
France	6,500,134	4,401,795	—	10,901,929
Germany	—	23,539,133	—	23,539,133
Hong Kong	—	31,059,110	—	31,059,110
Indonesia	—	4,492,842	—	4,492,842
Ireland	—	15,357,376	—	15,357,376
Italy	—	4,270,268	—	4,270,268
Japan	—	36,604,511	—	36,604,511
Malaysia	—	7,699,671	—	7,699,671
Netherlands	11,757,408	9,219,712	—	20,977,120
Panama	4,826,228	—	—	4,826,228
Philippines	—	5,184,012	—	5,184,012
Singapore	—	9,866,959	—	9,866,959
Switzerland	—	6,173,269	—	6,173,269
Taiwan	—	3,065,456	—	3,065,456
Thailand	—	2,709,938	—	2,709,938
United Kingdom	—	67,035,909	—	67,035,909
United States	230,137,430	—	388,367	230,525,797
Rights	—	258,701	—	258,701
Warrants (f)	471,784	167,968	—	639,752
Short-Term Investments (f)	80,119,643	—	—	80,119,643

Total	$353,740,821	$252,804,112	$388,367	$606,933,300

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Small Cap Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014